Leases (Details) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum
Leases
Initial lease term					5 years	10 years
Deferred rent balance	23,482	16,368		$ 3,800
Security deposit balance for leases	19,758	18,295		3,200
Minimum rent commitments under non-cancelable operating leases
2013	116,212
2014	113,716
2015	109,000
2016	101,098
2017	80,042
Thereafter	115,784
Total minimum lease payments	635,852
Total rent expense on operating leases, including contingent rent
Minimum rent on real property	118,219	93,811	62,579
Contingent rent	5,330	4,213	2,790
Total	123,549	98,024	65,369